Shareholders' equity and share-based payments - Other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholders' equity and share-based payments.
Actuarial gains and losses	$ 20	$ (114)	$ 574
Change in fair value of investments in equity instruments	144	(11)	112
Tax effect	46	(11)	(96)
Currency translation adjustment generated by the parent company	(4,163)	2,573	(4,976)
Items not potentially reclassifiable to profit and loss	(3,953)	2,437	(4,386)
Currency translation adjustment	2,759	(3,277)	1,734
Unrealized gain/(loss) of the period	2,879	(2,524)	1,974
Less gain/(loss) included in net income	120	753	240
Cash flow hedge	3,119	2,898	(5,452)
Unrealized gain/(loss) of the period	188	3,155	(4,190)
Less gain/(loss) included in net income	(2,931)	257	1,262
Variation of foreign currency basis spread	(32)	(11)	65
unrealized gain/(loss) of the period	(50)	(37)	26
less gain/(loss) included in net income	(18)	(26)	(39)
Share of other comprehensive income of equity affiliates, net amount	(246)	(208)	3,497
Unrealized gain/(loss) of the period	(294)	(194)	1,071
Less gain/(loss) included in net income	(48)	14	(2,426)
Other	1	(2)	(16)
Tax effect	(814)	(730)	1,449
Sub-total items potentially reclassifiable to profit and loss	4,787	(1,330)	1,277
Total other comprehensive income (net amount)	$ 834	$ 1,107	$ (3,109)